FINANCIAL RISK MANAGEMENT (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Canadian dollar common share purchase warrants	$ 0	$ 263,398
Fair Value, Inputs, Level 1 [Member]
Canadian dollar common share purchase warrants	0	0
Fair Value, Inputs, Level 2 [Member]
Canadian dollar common share purchase warrants	0	263,398
Fair Value, Inputs, Level 3 [Member]
Canadian dollar common share purchase warrants	$ 0	$ 0